Note Receivable (Details)	12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CAD	Jun. 30, 2013 USD ($)	Jun. 30, 2014 Interest [Member] USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable	$ 140,571	150,000	$ 147,330
Note receivable interest rate	8.00%	8.00%
Accounts receivable	$ 5,530		$ 950	$ 5,530